Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
September 30, 2024
VIPDCA-NPRT3-1124
1.808777.120
Common Stocks - 99.5%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Biotechnology - 0.2%
Galapagos NV ADR (b)	15,500	446,245
Pharmaceuticals - 0.5%
UCB SA	8,100	1,460,675
TOTAL BELGIUM		1,906,920
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	1,460	2,995,862
CANADA - 1.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	12,100	1,239,479
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd (United States)	82,800	2,749,788
TOTAL CANADA		3,989,267
CHINA - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 0.7%
BYD Co Ltd H Shares	54,500	1,944,449
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (b)	26,500	1,574,895
TOTAL CHINA		3,519,344
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	3,200	194,870
FRANCE - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,700	1,303,689
LVMH Moet Hennessy Louis Vuitton SE (OTC)	700	540,715

TOTAL FRANCE		1,844,404
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	9,200	1,092,684
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
One 97 Communications Ltd (b)	500	4,108
ISRAEL - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	4,700	64,390
Health Care - 0.6%
Biotechnology - 0.0%
Gamida Cell Ltd (d)	75,514	1
Gamida Cell Ltd warrants 4/21/2028 (b)(d)	11,600	0
		1
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	97,200	1,751,544
Information Technology - 0.4%
Software - 0.4%
Nice Ltd ADR (b)	6,100	1,059,387
TOTAL ISRAEL		2,875,322
JAPAN - 0.7%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	17,200	833,703
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	45,209	1,053,370
TOTAL JAPAN		1,887,073
NETHERLANDS - 2.5%
Communication Services - 1.2%
Entertainment - 1.2%
Universal Music Group NV	131,098	3,429,684
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV depository receipt	2,405	2,003,967
BE Semiconductor Industries NV	13,500	1,706,375
		3,710,342
TOTAL NETHERLANDS		7,140,026
NORWAY - 0.1%
Information Technology - 0.1%
Software - 0.1%
Volue ASA (b)	63,000	249,542
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
eMemory Technology Inc	1,000	82,801
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,500	4,949,595

TOTAL TAIWAN		5,032,396
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	1,100	260,084
UNITED KINGDOM - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	177,441
Industrials - 0.5%
Professional Services - 0.5%
RELX PLC ADR	27,100	1,286,166
TOTAL UNITED KINGDOM		1,463,607
UNITED STATES - 87.3%
Communication Services - 4.6%
Entertainment - 0.4%
Live Nation Entertainment Inc (b)	8,600	941,614
Warner Music Group Corp Class A	11,275	352,908
		1,294,522
Interactive Media & Services - 4.2%
Alphabet Inc Class A	27,680	4,590,728
Alphabet Inc Class C	25,360	4,239,938
Epic Games Inc (b)(d)(e)	156	93,600
Meta Platforms Inc Class A	4,900	2,804,956
		11,729,222
Consumer Discretionary - 7.8%
Broadline Retail - 3.7%
Amazon.com Inc (b)	54,960	10,240,697
Savers Value Village Inc (b)(c)	18,900	198,828
		10,439,525
Diversified Consumer Services - 0.3%
Duolingo Inc Class A (b)	1,500	423,030
Service Corp International/US	10,000	789,300
		1,212,330
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	23,100	2,929,311
Domino's Pizza Inc	3,000	1,290,420
Kura Sushi USA Inc Class A (b)(c)	7,200	580,032
Starbucks Corp	1,700	165,733
		4,965,496
Household Durables - 0.6%
TopBuild Corp (b)	4,000	1,627,240
Specialty Retail - 1.4%
Floor & Decor Holdings Inc Class A (b)	7,600	943,692
Lowe's Cos Inc	10,700	2,898,095
		3,841,787
TOTAL CONSUMER DISCRETIONARY		22,086,378

Consumer Staples - 1.4%
Beverages - 0.7%
Monster Beverage Corp (b)	37,048	1,932,794
Personal Care Products - 0.7%
Kenvue Inc	81,200	1,878,156
TOTAL CONSUMER STAPLES		3,810,950

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (b)	24,400	699,060
Cheniere Energy Inc	13,100	2,355,904
Marathon Petroleum Corp	2,200	358,402
Range Resources Corp	33,300	1,024,308
		4,437,674
Financials - 11.2%
Banks - 0.5%
JPMorgan Chase & Co	7,700	1,623,622
Capital Markets - 2.9%
Intercontinental Exchange Inc	19,800	3,180,672
Moody's Corp	4,900	2,325,491
Morgan Stanley	24,810	2,586,194
		8,092,357
Consumer Finance - 0.8%
Capital One Financial Corp	15,100	2,260,923
Financial Services - 5.5%
Corebridge Financial Inc	29,000	845,640
Fiserv Inc (b)	12,500	2,245,625
Mastercard Inc Class A	14,000	6,913,200
Rocket Cos Inc Class A (b)	71,500	1,372,085
Toast Inc Class A (b)(c)	42,600	1,206,006
Visa Inc Class A	10,400	2,859,480
		15,442,036
Insurance - 1.5%
Arthur J Gallagher & Co	10,157	2,857,875
Baldwin Insurance Group Inc/The Class A (b)	26,300	1,309,740
		4,167,615
TOTAL FINANCIALS		31,586,553

Health Care - 13.6%
Biotechnology - 5.7%
Abbvie Inc	25,500	5,035,741
Adamas Pharmaceuticals Inc rights (b)(d)	47,000	5,640
Adamas Pharmaceuticals Inc rights (b)(d)	47,000	3,290
Alnylam Pharmaceuticals Inc (b)	10,679	2,937,045
Arcellx Inc (b)	2,300	192,073
Arrowhead Pharmaceuticals Inc (b)	6,316	122,341
Beam Therapeutics Inc (b)	2,900	71,050
Blueprint Medicines Corp (b)	1,200	111,000
Cytokinetics Inc (b)	4,600	242,880
Exact Sciences Corp (b)	48,400	3,297,008
Gilead Sciences Inc	22,500	1,886,400
Hookipa Pharma Inc	3,210	13,803
Insmed Inc (b)	15,100	1,102,300
Krystal Biotech Inc (b)	800	145,624
Legend Biotech Corp ADR (b)	6,500	316,745
Moderna Inc (b)	2,700	180,441
Sarepta Therapeutics Inc (b)	1,600	199,824
Seres Therapeutics Inc (b)	10,900	10,312
Vor BioPharma Inc (b)	19,984	13,989
XOMA Royalty Corp (b)(c)	12,400	328,352
		16,215,858
Health Care Equipment & Supplies - 4.8%
Align Technology Inc (b)	7,900	2,009,128
Boston Scientific Corp (b)	99,100	8,304,580
Hologic Inc (b)	29,200	2,378,632
Lantheus Holdings Inc (b)	1,500	164,625
Penumbra Inc (b)	3,300	641,223
		13,498,188
Health Care Providers & Services - 0.6%
HealthEquity Inc (b)	19,100	1,563,335
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp	9,300	743,349
Bruker Corp	26,500	1,830,090
Codexis Inc (b)	35,200	108,416
Danaher Corp	9,200	2,557,784
		5,239,639
Pharmaceuticals - 0.6%
Eli Lilly & Co	1,800	1,594,692
Zevra Therapeutics Inc (b)	16,800	116,592
		1,711,284
TOTAL HEALTH CARE		38,228,304

Industrials - 15.8%
Aerospace & Defense - 1.5%
GE Aerospace	22,100	4,167,618
Loar Holdings Inc (c)	300	22,377
		4,189,995
Building Products - 0.6%
Simpson Manufacturing Co Inc	8,300	1,587,540
Commercial Services & Supplies - 0.6%
Montrose Environmental Group Inc (b)(c)	2,200	57,860
Republic Services Inc	8,400	1,687,056
		1,744,916
Electrical Equipment - 1.5%
GE Vernova Inc	16,675	4,251,792
Ground Transportation - 3.3%
Uber Technologies Inc (b)	123,300	9,267,228
Machinery - 4.0%
Allison Transmission Holdings Inc	24,600	2,363,322
Chart Industries Inc (b)(c)	2,300	285,522
Deere & Co	3,100	1,293,723
Ingersoll Rand Inc	52,322	5,135,928
Westinghouse Air Brake Technologies Corp	12,700	2,308,479
		11,386,974
Professional Services - 3.5%
Equifax Inc	17,700	5,201,322
KBR Inc	51,985	3,385,783
UL Solutions Inc Class A	25,800	1,271,940
		9,859,045
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	12,077	2,373,513
TOTAL INDUSTRIALS		44,661,003

Information Technology - 27.9%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd (b)	59,100	1,975,713
Jabil Inc	10,700	1,282,181
		3,257,894
IT Services - 0.8%
MongoDB Inc Class A (b)	8,000	2,162,800
Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices Inc	7,900	1,818,343
Astera Labs Inc (b)	500	26,195
Marvell Technology Inc	8,900	641,868
NVIDIA Corp	92,170	11,193,125
SiTime Corp (b)	12,800	2,195,328
Universal Display Corp	7,939	1,666,396
		17,541,255
Software - 9.9%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	61,925	78,025
DocuSign Inc (b)	13,700	850,633
HubSpot Inc (b)	2,100	1,116,360
Manhattan Associates Inc (b)	6,700	1,885,246
Microsoft Corp	53,342	22,953,063
Nutanix Inc Class A (b)	3,300	195,525
OpenAI Global LLC rights (b)(d)(e)	159,000	159,000
Zeta Global Holdings Corp Class A (b)	21,800	650,294
		27,888,146
Technology Hardware, Storage & Peripherals - 9.8%
Apple Inc	119,160	27,764,280
TOTAL INFORMATION TECHNOLOGY		78,614,375

Materials - 3.1%
Chemicals - 1.4%
Aspen Aerogels Inc (b)	22,200	614,718
Linde PLC	5,300	2,527,358
Sherwin-Williams Co/The	2,200	839,674
		3,981,750
Construction Materials - 1.0%
Eagle Materials Inc	1,600	460,240
Martin Marietta Materials Inc	4,300	2,314,475
		2,774,715
Containers & Packaging - 0.6%
International Paper Co	34,900	1,704,865
Metals & Mining - 0.1%
Carpenter Technology Corp	1,900	303,202
TOTAL MATERIALS		8,764,532

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class A (b)	4,600	284,878
Zillow Group Inc Class C (b)	11,000	702,350
		987,228
TOTAL UNITED STATES		246,200,741
TOTAL COMMON STOCKS (Cost $186,108,907)		280,656,250

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $49,600)	49,600	48,826

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (d)(e)(f)	85	93,479
Canva Inc Series A2 (d)(e)(f)	15	16,496

TOTAL AUSTRALIA		109,975
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	1,600	20,688
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	5,300	16,536
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (d)(e)	5,252	114,178
Information Technology - 0.1%
Software - 0.1%
Asapp Inc Series C (b)(d)(e)	17,672	33,223
Asapp Inc Series D (d)(e)	107,931	174,849
		208,072
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	3,438	51,501
Illuminated Holdings Inc Series C3 (b)(d)(e)	4,298	64,384
Illuminated Holdings Inc Series C4 (b)(d)(e)	1,252	18,755
Illuminated Holdings Inc Series C5 (b)(d)(e)	2,617	39,203
		173,843
TOTAL UNITED STATES		533,317
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,169,853)		643,292

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% 6/14/2028 (d)(e) (Cost $66,000)	66,000	71,563

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	853,952	854,123
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	2,110,701	2,110,912
TOTAL MONEY MARKET FUNDS (Cost $2,965,035)			2,965,035

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $190,359,395)	284,384,966
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,313,963)
NET ASSETS - 100.0%	282,071,003

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,094,306 or 0.3% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	20,417

Anduril Industries Inc	8/07/24	114,161

Asapp Inc Series C	4/30/21	116,584

Asapp Inc Series D	8/29/23	416,776

Asapp Inc warrants 8/28/2028	8/29/23	0

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games Inc	3/29/21	138,060

Illuminated Holdings Inc 15%	6/14/23	49,600

Illuminated Holdings Inc 15% 6/14/2028	9/27/23	66,000

Illuminated Holdings Inc Series C2	7/07/20	85,950

Illuminated Holdings Inc Series C3	7/07/20	128,940

Illuminated Holdings Inc Series C4	1/08/21	45,072

Illuminated Holdings Inc Series C5	6/16/21	113,054

OpenAI Global LLC rights	9/30/24	159,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,970,448	41,723,223	43,839,547	104,251	(1)	-	854,123	0.0%
Fidelity Securities Lending Cash Central Fund 4.89%	2,033,087	20,458,322	20,380,497	3,188	-	-	2,110,912	0.0%
Total	5,003,535	62,181,545	64,220,044	107,439	(1)	-	2,965,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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